Offerings - Offering: 1	Aug. 11, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 400,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,240.00
Offering Note	1 The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for its Registration Statement on Form S-3ASR (Registration No. 333-291684) (the "Registration Statement"), which was filed with the Securities and Exchange Commission on November 21, 2025. Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $4,917.80 of the registration fee previously paid in connection with the Prior Registration Statement (as defined below) to offset the registration fees that are payable in connection with the registration of securities on this prospectus supplement.